Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Defiance Daily 2X Space ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily 2X Space ETF
Class Name	Defiance Daily 2X Space ETF
Trading Symbol	SPCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily 2X Space ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/spcl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily 2X Space ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/spcl
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily 2X Space ETF	$9	1.29%*

The Fund commenced operations April 7, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	1.29%	[1]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations April 7, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (April 7, 2026) through April 30, 2026, SPCL had a NAV total return of 7.67%. SPCL seeks to deliver twice the daily performance of an index of pure-play space industry companies. The fund's very short operating history limits the available performance data.

What factors influenced performance?

Given its very brief operating history of approximately three weeks, SPCL's performance to date primarily reflects initial market conditions at launch and early investor positioning. The fund's underlying space sector index is broadly influenced by commercial launch activity, satellite deployment trends, government space program spending, and investor sentiment toward commercial space exploration companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (4/7/2026)
Defiance Daily 2X Space ETF - at NAV	7.67%
S&P 500® Total Return Index	9.00%

Performance Inception Date	Apr. 07, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/spcl for more recent performance information.
Net Assets	$ 1,077,000
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 1,009
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$1,077
Number of Holdings	22
Total Advisory Fee	$1,009
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	35.2
First American Government Obligations Fund - Class X, 3.56%	11.0
AST SpaceMobile, Inc. Swap; Maturity Date: 05/10/2027	2.7
AST SpaceMobile, Inc. Swap; Maturity Date: 04/08/2033	2.6
EchoStar Corp. Swap; Maturity Date: 04/07/2033	1.5
EchoStar Corp. Swap; Maturity Date: 05/10/2027	1.1
Globalstar Inc. Swap; Maturity Date: 05/10/2027	1.1
Globalstar, Inc. Swap; Maturity Date: 07/07/2033	-1.0
Hexcel Corp. Swap; Maturity Date: 05/10/2027	0.9
Hexcel Corp. Swap; Maturity Date: 04/07/2033	-0.9

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
Shareholder Report [Line Items]
Fund Name	Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
Class Name	Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
Trading Symbol	DRNL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance 2X Daily Long Pure Drone and Aerial Automation ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/drnl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance 2X Daily Long Pure Drone and Aerial Automation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/drnl
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF	$24	1.86%*

The Fund commenced operations March 2, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	1.86%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations March 2, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (March 2, 2026) through April 30, 2026, DRNL had a NAV total return of -42.41%. DRNL seeks to deliver twice the daily performance of an index focused on drone and aerial automation companies. The fund's 2x leverage magnifies the daily movements of its underlying index.

What factors influenced performance?

Drone and aerial automation stocks were constrained by increasing development costs, fierce margin compression within the sector, and shareholder dilution. Regulatory developments limiting broader commercial drone operations, government procurement activity, and quarterly results from constituent companies shaped index performance that DRNL amplifies through its daily 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (3/2/2026)
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF - at NAV	-42.41%
S&P 500® Total Return Index	4.94%

Performance Inception Date	Mar. 02, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/drnl for more recent performance information.
Net Assets	$ 115,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 957
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$115
Number of Holdings	13
Total Advisory Fee	$957
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	52.0
First American Government Obligations Fund - Class X, 3.56%	9.9
Unusual Machines, Inc. Swap; Maturity Date: 09/08/2028	2.7
Eve Holding, Inc. Swap; Maturity Date: 09/08/2028	2.3
Joby Aviation, Inc. Swap; Maturity Date: 09/08/2028	2.0
Ondas Holdings, Inc. Swap; Maturity Date: 09/08/2028	1.9
AeroVironment, Inc. Swap; Maturity Date: 09/08/2028	1.5
EHang Holdings, Ltd Swap; Maturity Date: 09/08/2028	-1.5
Archer Aviation, Inc. Swap: Maturity Date: 09/08/2028	1.4
Kratos Defense & Security Solutions, Inc. Swap; Maturity Date: 09/08/2028	-1.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long AMAT ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long AMAT ETF
Class Name	Defiance Daily Target 2X Long AMAT ETF
Trading Symbol	AMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long AMAT ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ama. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AMAT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/ama.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AMAT ETF	$0	0.00%*

The Fund commenced operations April 30, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations April 30, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

With inception on April 30, 2026, AMA had a NAV total return of 0.00%. AMA seeks to deliver twice the daily performance of AMAT (Applied Materials, Inc.). Any fluctuations in AMAT's stock price are magnified in AMA due to its 2x daily leverage.

What factors influenced performance?

Due to the Fund’s launch late in the reporting period, there was minimal operating activity to analyze for the Defiance Daily Target 2X Long AMAT ETF. As a result, performance and portfolio activity for the period were limited and may not be representative of the Fund’s ongoing investment strategy or future results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (4/30/2026)
Defiance Daily Target 2X Long AMAT ETF - at NAV	0.00%
S&P 500® Total Return Index	0.00%

Performance Inception Date	Apr. 30, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/ama for more recent performance information.
Net Assets	$ 1,000,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$1,000
Number of Holdings	3
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Applied Materials, Inc. Swap; Maturity Date: 11/30/2028	0.0
Applied Materials, Inc. Swap; Maturity Date: 05/01/2033	0.0
Applied Materials, Inc. Swap; Maturity Date: 07/10/2028	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long ANET ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long ANET ETF
Class Name	Defiance Daily Target 2X Long ANET ETF
Trading Symbol	ANEL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long ANET ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/anel. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ANET ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/anel
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ANET ETF	$106	1.44%*

The Fund commenced operations September 3, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.44%	[4]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations September 3, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (September 3, 2025) through April 30, 2026, ANEL had a NAV total return of 21.80%. ANEL seeks to deliver twice the daily performance of ANET (Arista Networks, Inc.). Fluctuations in ANET's stock price are magnified in ANEL through its 2x daily leverage.

What factors influenced performance?

Arista Networks' performance was driven by strong demand for its data center networking solutions, particularly from hyperscale cloud customers building AI infrastructure. Revenue growth, margin trends, and competitive positioning in high-speed networking influenced investor sentiment. The broader AI infrastructure investment cycle and cloud capex spending trends by major technology companies provided significant tailwinds for ANET's stock.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (9/3/2025)
Defiance Daily Target 2X Long ANET ETF - at NAV	21.80%
S&P 500® Total Return Index	12.66%

Performance Inception Date	Sep. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/anel for more recent performance information.
Net Assets	$ 6,336,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 49,944
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$6,336
Number of Holdings	6
Total Advisory Fee	$49,944
Portfolio Turnover	272%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Arista Networks, Inc. Swap; Maturity Date: 09/08/2028	16.3
Arista Networks, Inc. Swap; Maturity Date: 01/11/2028	13.3
Arista Networks, Inc. Swap; Maturity Date: 09/14/2028	12.7
United States Treasury Bills	12.0
Arista Networks, Inc. Swap; Maturity Date: 02/01/2027	8.6
First American Government Obligations Fund - Class X, 3.56%	7.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long AVAV ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long AVAV ETF
Class Name	Defiance Daily Target 2X Long AVAV ETF
Trading Symbol	AVXX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long AVAV ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/avxx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVAV ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/avxx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVAV ETF	$40	1.30%*

The Fund commenced operations October 23, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	1.30%	[5]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations October 23, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (October 23, 2025) through April 30, 2026, AVXX had a NAV total return of -81.10%. AVXX seeks to deliver twice the daily performance of AVAV (AeroVironment, Inc.). The fund's 2x leverage magnifies AVAV's daily stock movements in AVXX.

What factors influenced performance?

AeroVironment's stock performance was shaped by defense contract awards, demand for unmanned aerial systems (UAS) from the U.S. military and allied forces, and the growing role of drones in modern warfare. The company's product pipeline, including loitering munitions and tactical UAS platforms, and the broader defense spending environment influenced investor sentiment. Geopolitical developments affecting defense procurement drove episodic stock volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (10/23/2025)
Defiance Daily Target 2X Long AVAV ETF - at NAV	-81.10%
S&P 500® Total Return Index	7.64%

Performance Inception Date	Oct. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 23, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/avxx for more recent performance information.
Net Assets	$ 9,266,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 37,629
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$9,266
Number of Holdings	7
Total Advisory Fee	$37,629
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	18.0
First American Government Obligations Fund - Class X, 3.56%	4.7
AeroVironment, Inc., Swap; Maturity Date: 03/31/2033	3.3
AeroVironment, Inc., Swap; Maturity Date: 10/27/2028	3.0
AeroVironment, Inc., Swap; Maturity Date: 11/01/2028	2.7
AeroVironment, Inc., Swap; Maturity Date: 12/07/2027	0.1
AeroVironment, Inc., Swap; Maturity Date: 03/18/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC on March 23, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long AVGO ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long AVGO ETF
Class Name	Defiance Daily Target 2X Long AVGO ETF
Trading Symbol	AVGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long AVGO ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/avgx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVGO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/avgx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVGO ETF	$146	1.30%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, AVGX had a NAV total return of 246.52%. AVGX seeks to deliver twice the daily performance of AVGO (Broadcom Inc.). Fluctuations in AVGO's stock price are magnified in AVGX due to its leveraged structure.

What factors influenced performance?

Broadcom's performance was driven by strong demand for its custom AI accelerator chips and networking semiconductors, particularly from hyperscaler customers. The company's growing AI revenue, strategic acquisitions, and results from its VMware integration shaped investor sentiment. Broader semiconductor sector trends, interest rate movements, and macro conditions also contributed to stock volatility amplified through AVGX's 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/21/2024)
Defiance Daily Target 2X Long AVGO ETF - at NAV	246.52%	98.00%
S&P 500® Total Return Index	31.05%	17.33%

Performance Inception Date	Aug. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/avgx for more recent performance information.
Net Assets	$ 164,772,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 1,902,746
Investment Company, Portfolio Turnover	34201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$164,772
Number of Holdings	9
Total Advisory Fee	$1,902,746
Portfolio Turnover	34,201%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Broadcom, Inc. Swap; Maturity Date: 10/03/2028	24.8
United States Treasury Bills	12.7
Broadcom, Inc. Swap; Maturity Date: 09/08/2028	9.0
Broadcom, Inc. Swap; Maturity Date: 01/31/2033	7.6
Broadcom, Inc. Swap; Maturity Date: 03/31/2033	6.9
Broadcom, Inc. Swap; Maturity Date: 12/14/2027	5.2
Broadcom, Inc. Swap; Maturity Date: 09/16/2028	4.4
Broadcom, Inc. Swap; Maturity Date: 05/03/2027	3.6
First American Government Obligations Fund - Class X, 3.56%	1.4

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long B ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long B ETF
Class Name	Defiance Daily Target 2X Long B ETF
Trading Symbol	BU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long B ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/bu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long B ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/bu
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long B ETF	$63	1.45%*

The Fund commenced operations November 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.45%	[6]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations November 18, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (November 18, 2025) through April 30, 2026, BU had a NAV total return of -6.15%. BU seeks to deliver twice the daily performance of B (Barrick Mining Corp.). The fund's 2x leverage magnifies B's daily stock movements in BU.

The Fund ceased trading on The Nasdaq Stock Market, LLC and was closed to Investors as of the close of regular trading on June 8, 2026. Liquidation ensued on June 12, 2026.

What factors influenced performance?

Barrick Mining’s stock performance was influenced by gold and copper price movements, production trends across its global mining operations, and progress on strategic growth initiatives. Investor sentiment was driven by operational performance, capital allocation decisions, and developments related to its planned North American asset IPO. Broader macroeconomic conditions, including inflation expectations, interest rate policy, and demand for precious metals contributed to stock volatility amplified through BU's 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (11/18/2025)
Defiance Daily Target 2X Long B ETF - at NAV	-6.15%
S&P 500® Total Return Index	9.51%

Performance Inception Date	Nov. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/bu for more recent performance information.
Net Assets	$ 563,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 7,282
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$563
Number of Holdings	7
Total Advisory Fee	$7,282
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.56%	25.6
United States Treasury Bills	16.0
Barrick Mining Corp. Swap; Maturity Date: 01/11/2028	2.1
Barrick Mining Corp. Swap; Maturity Date: 12/01/2026	1.2
Barrick Mining Corp. Swap; Maturity Date: 01/11/2027	-1.0
Barrick Mining Corp. Swap; Maturity Date: 11/17/2028	1.0
Barrick Mining Corp. Swap; Maturity Date: 03/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long Copper Miners ETF
Class Name	Defiance Daily Target 2X Long Copper Miners ETF
Trading Symbol	COPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long Copper Miners ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/copz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long Copper Miners ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/copz
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long Copper Miners ETF	$44	0.97%*

The Fund commenced operations February 17, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.97%	[7]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations February 17, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (February 17, 2026) through April 30, 2026, COPZ had a NAV total return of -19.80%. COPZ seeks to deliver twice the daily performance of an index of copper mining companies. The fund's 2x leverage magnifies the daily movements of its underlying index.

What factors influenced performance?

Copper mining stocks were influenced by global copper prices, which are sensitive to industrial demand trends—particularly from electric vehicle production, renewable energy infrastructure, and construction activity. Supply-side dynamics including mine production levels, labor disputes, and geopolitical risks in key copper-producing regions such as Chile and Peru affected stock performance. The fund's compounding effects over the holding period caused returns to deviate from a simple 2x multiple.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (2/17/2026)
Defiance Daily Target 2X Long Copper Miners ETF - at NAV	-19.80%
S&P 500® Total Return Index	5.58%

Performance Inception Date	Feb. 17, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/copz for more recent performance information.
Net Assets	$ 3,688,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 4,734
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$3,688
Number of Holdings	7
Total Advisory Fee	$4,734
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	21.4
First American Government Obligations Fund - Class X, 3.56%	11.3
Global X Copper Miners ETF Swap; Maturity Date: 09/08/2028	5.5
Global X Copper Miners ETF Swap; Maturity Date: 02/16/2029	5.0
Global X Copper Miners ETF Swap; Maturity Date: 03/28/2028	2.0
Global X Copper Miners ETF Swap; Maturity Date: 03/31/2033	0.3
Global X Copper Miners ETF Swap; Maturity Date: 01/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long CVNA ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long CVNA ETF
Class Name	Defiance Daily Target 2X Long CVNA ETF
Trading Symbol	CVNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long CVNA ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/cvnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long CVNA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/cvnx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long CVNA ETF	$122	1.35%*

The Fund commenced operations May 28, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.35%	[8]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations May 28, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (May 28, 2025) through April 30, 2026, CVNX had a NAV total return of -5.46%. CVNX seeks to deliver twice the daily performance of CVNA (Carvana Co.). Fluctuations in CVNA's stock price are magnified in CVNX through its 2x daily leverage.

What factors influenced performance?

Carvana's stock performance was shaped by used car market conditions, the company's unit economics, and its progress managing debt obligations. Broader consumer spending trends, interest rates affecting auto financing, and competitive dynamics in online used car retail drove investor sentiment. The fund's compounding effects over the holding period caused returns to deviate from a simple 2x multiple of CVNA's cumulative return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (5/28/2025)
Defiance Daily Target 2X Long CVNA ETF - at NAV	-5.46%
S&P 500® Total Return Index	23.79%

Performance Inception Date	May 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 08, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/cvnx for more recent performance information.
Net Assets	$ 4,065,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 39,050
Investment Company, Portfolio Turnover	16967.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$4,065
Number of Holdings	7
Total Advisory Fee	$39,050
Portfolio Turnover	16,967%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Carvana Co. Swap; Maturity Date: 03/18/2033	12.4
Carvana Co. Swap; Maturity Date: 11/16/2027	10.0
United States Treasury Bills	9.3
Carvana Co. Swap; Maturity Date: 09/08/2028	7.6
Carvana Co. Swap; Maturity Date: 06/26/2026	7.5
Carvana Co. Swap; Maturity Date: 03/31/2033	7.0
First American Government Obligations Fund - Class X, 3.56%	4.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes The Fund ceased trading on The Nasdaq Stock Market, LLC and was closed to Investors as of the close of regular trading on June 8, 2026. Liquidation ensued on June 12, 2026.
Defiance Daily Target 2X Long DKNG ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long DKNG ETF
Class Name	Defiance Daily Target 2X Long DKNG ETF
Trading Symbol	DKNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long DKNG ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/dknx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long DKNG ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/dknx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long DKNG ETF	$58	1.31%*

The Fund commenced operations July 30, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.31%	[9]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations July 30, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (July 30, 2025) through April 30, 2026, DKNX had a NAV total return of -81.57%. DKNX seeks to deliver twice the daily performance of DKNG (DraftKings Inc.). The fund's 2x leverage magnifies DKNG's daily stock movements in DKNX.

What factors influenced performance?

DraftKings' performance was shaped by sports betting handle growth, state-by-state regulatory expansion of legal sports wagering, and competitive dynamics within the online gambling industry. Quarterly results, user acquisition costs, and the company's path to profitability influenced investor sentiment. Broader market conditions and legislative developments in online gambling regulation added to stock volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (7/30/2025)
Defiance Daily Target 2X Long DKNG ETF - at NAV	-81.57%
S&P 500® Total Return Index	14.34%

Performance Inception Date	Jul. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 20, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/dknx for more recent performance information.
Net Assets	$ 5,085,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 50,764
Investment Company, Portfolio Turnover	1984.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$5,085
Number of Holdings	8
Total Advisory Fee	$50,764
Portfolio Turnover	1,984%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	21.8
First American Government Obligations Fund - Class X, 3.56%	8.2
DraftKings, Inc. Swap; Maturity Date: 09/15/2026	3.0
DraftKings, Inc. Swap; Maturity Date: 01/23/2029	2.6
DraftKings, Inc. Swap; Maturity Date: 03/18/2033	1.8
DraftKings, Inc. Swap; Maturity Date: 09/04/2026	1.3
DraftKings, Inc. Swap; Maturity Date: 03/31/2033	0.9
DraftKings, Inc. Swap; Maturity Date: 01/25/2028	0.6

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC. on March 20, 2026, the Fund effected a 1:5 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long HIMS ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long HIMS ETF
Class Name	Defiance Daily Target 2X Long HIMS ETF
Trading Symbol	HIMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long HIMS ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/himz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HIMS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/himz
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HIMS ETF	$77	1.32%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.32%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, HIMZ had a NAV total return of -83.18%. HIMZ seeks to deliver twice the daily performance of HIMS (Hims & Hers Health, Inc.). The fund's 2x leverage means that over periods longer than a day, compounding effects can lead to returns that deviate significantly from the expected multiple.

What factors influenced performance?

Hims & Hers Health's stock was shaped by regulatory developments around compounded GLP-1 medications, competitive pressures from traditional pharmaceutical companies, and the company's strategic pivots toward personalized treatment offerings. Revenue growth, subscriber metrics, and management's ability to adapt to the evolving telehealth and pharmaceutical regulatory landscape were key drivers of stock volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/12/2025)
Defiance Daily Target 2X Long HIMS ETF - at NAV	-83.18%	-83.18%
S&P 500® Total Return Index	31.05%	26.50%

Performance Inception Date	Mar. 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 19, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/himz for more recent performance information.
Net Assets	$ 157,282,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 1,596,613
Investment Company, Portfolio Turnover	33431.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$157,282
Number of Holdings	10
Total Advisory Fee	$1,596,613
Portfolio Turnover	33,431%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	14.4
Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028	10.4
Hims & Hers Health, Inc. Swap; Maturity Date: 02/01/2027	10.2
Hims & Hers Health, Inc. Swap; Maturity Date: 01/11/2028	10.0
Hims & Hers Health, Inc. Swap; Maturity Date: 03/31/2033	9.6
Hims & Hers Health, Inc. Swap; Maturity Date: 10/01/2026	9.4
Hims & Hers Health, Inc. Swap; Maturity Date: 10/01/2026	8.3
Hims & Hers Health, Inc. Swap; Maturity Date: 03/18/2033	5.0
First American Government Obligations Fund - Class X, 3.56%	2.1
Hims & Hers Health, Inc. Swap; Maturity Date: 04/14/2031	1.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC. on March 19, 2026, the Fund effected a 1:14 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long HOOD ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long HOOD ETF
Class Name	Defiance Daily Target 2X Long HOOD ETF
Trading Symbol	HOOX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long HOOD ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/hoox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HOOD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/hoox
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HOOD ETF	$71	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, HOOX had a NAV total return of 15.62%. HOOX seeks to deliver twice the daily performance of HOOD (Robinhood Markets, Inc.). Any fluctuations in HOOD's stock price are magnified in HOOX through its 2x daily leverage.

What factors influenced performance?

Robinhood's stock performance was influenced by retail trading volumes sensitive to broader market volatility and investor engagement levels. The company's expansion into new products including credit cards, retirement accounts, and international markets, along with the regulatory environment for retail brokerage and cryptocurrency trading, shaped investor sentiment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/18/2025)
Defiance Daily Target 2X Long HOOD ETF - at NAV	15.62%	45.24%
S&P 500® Total Return Index	31.05%	26.58%

Performance Inception Date	Mar. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 19, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/hoox for more recent performance information.
Net Assets	$ 14,835,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 224,272
Investment Company, Portfolio Turnover	32932.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$14,835
Number of Holdings	8
Total Advisory Fee	$224,272
Portfolio Turnover	32,932%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	21.0
First American Government Obligations Fund - Class X, 3.56%	4.1
Robinhood Markets, Inc. Swap; Maturity Date: 02/02/2029	1.9
Robinhood Markets, Inc. Swap; Maturity Date: 10/01/2026	0.9
Robinhood Markets, Inc. Swap; Maturity Date: 03/18/2033	0.9
Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028	0.7
Robinhood Markets, Inc. Swap; Maturity Date: 03/31/2033	0.0
Robinhood Markets, Inc. Swap; Maturity Date: 11/16/2027	-0.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]

Fund Changes

After the close of trading on NYSE Arca, Inc. on March 19, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

After the close of trading on NYSE Arca, Inc. on December 8, 2025, the Fund effected a 4:1 forward split of its issued and outstanding shares.

Defiance Daily Target 2X Long IONQ ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long IONQ ETF
Class Name	Defiance Daily Target 2X Long IONQ ETF
Trading Symbol	IONX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long IONQ ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/ionx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ionx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/ionx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IONQ ETF	$66	1.37%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.37%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, IONX had a NAV total return of -9.68%. IONX seeks to deliver twice the daily performance of IONQ (IonQ, Inc.). High volatility in IONQ's stock can exacerbate compounding effects, leading to greater divergence from the expected 2x multiple over time.

What factors influenced performance?

IONQ's stock was influenced by developments in the commercial quantum computing market, including new customer contracts, government initiatives, and technology milestones. Skepticism from industry peers regarding near-term quantum computing viability was balanced against strategic investments and insider confidence. Quarterly financial results and revenue growth relative to expectations drove episodic volatility amplified through IONX's leveraged structure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/11/25)
Defiance Daily Target 2X Long IONQ ETF - at NAV	-9.68%	47.74%
S&P 500® Total Return Index	31.05%	26.97%

Performance Inception Date	Mar. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 19, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/ionx for more recent performance information.
Net Assets	$ 288,070,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 1,885,789
Investment Company, Portfolio Turnover	33055.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$288,070
Number of Holdings	10
Total Advisory Fee	$1,885,789
Portfolio Turnover	33,055%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
IonQ, Inc. Swap; Maturity Date: 03/18/2033	14.0
IonQ, Inc. Swap; Maturity Date: 11/23/2027	13.0
United States Treasury Bills	9.9
IonQ, Inc. Swap; Maturity Date: 03/31/2033	8.2
First American Government Obligations Fund - Class X, 3.56%	8.1
IonQ, Inc. Swap; Maturity Date: 02/02/2029	8.0
IonQ, Inc. Swap; Maturity Date: 09/08/2028	7.9
IonQ, Inc. Swap; Maturity Date: 01/31/2033	7.9
IonQ, Inc. Swap; Maturity Date: 07/01/2027	6.0
IonQ, Inc. Swap; Maturity Date: 04/14/2031	1.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]

Fund Changes

After the close of trading on The Nasdaq Stock Market LLC. on March 19, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

After the close of trading on The Nasdaq Stock Market LLC.. on December 8, 2025, the Fund effected a 2:1 forward split of its issued and outstanding shares.

Defiance Daily Target 2X Long IREN ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long IREN ETF
Class Name	Defiance Daily Target 2X Long IREN ETF
Trading Symbol	IRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long IREN ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ire. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IREN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/ire
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IREN ETF	$45	1.35%*

The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.35%	[13]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (October 20, 2025) through April 30, 2026, IRE had a NAV total return of -73.32%. IRE seeks to deliver twice the daily performance of IREN (IREN Limited, formerly Iris Energy). The fund's 2x leverage magnifies IREN's daily stock movements in IRE.

What factors influenced performance?

IREN's stock performance was driven by Bitcoin mining economics including Bitcoin price levels, network difficulty, and the post-halving impact on mining profitability. The company's expansion into AI cloud computing services using its high-performance computing infrastructure provided an additional revenue driver. Energy costs, hash rate growth, and broader cryptocurrency market sentiment influenced stock volatility amplified through IRE's 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (10/20/2025)
Defiance Daily Target 2X Long IREN ETF - at NAV	-73.32%
S&P 500® Total Return Index	7.70%

Performance Inception Date	Oct. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 20, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/ire for more recent performance information.
Net Assets	$ 311,599,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 1,617,103
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$311,599
Number of Holdings	10
Total Advisory Fee	$1,617,103
Portfolio Turnover	80%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
IREN Limited Swap; Maturity Date: 11/23/2027	12.3
United States Treasury Bills	9.7
IREN Limited Swap; Maturity Date: 10/19/2028	9.4
IREN Limited Swap; Maturity Date: 11/01/2028	9.3
IREN Limited Swap; Maturity Date: 01/31/2033	8.2
IREN Limited Swap; Maturity Date: 03/18/2033	8.0
First American Government Obligations Fund - Class X, 3.56%	2.4
IREN Limited Swap; Maturity Date: 02/01/2028	2.2
IREN Limited Swap; Maturity Date: 03/31/2033	1.4
IREN Limited Swap; Maturity Date: 04/14/2031	-0.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on NYSE Arca, Inc. on March 20, 2026, the Fund effected a 1:4 reverse split of its issued and outstanding shares.
Defiance Daily Target 2x Long KEEL ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long KEEL ETF
Class Name	Defiance Daily Target 2X Long KEEL ETF
Trading Symbol	KEEX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long KEEL ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/keex. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long KEEL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/keex
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long KEEL ETF	$44	1.35%*

The Fund commenced operations December 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.35%	[14]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations December 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (December 29, 2025) through April 30, 2026, KEEX had a NAV total return of -4.71%. KEEX seeks to deliver twice the daily performance of KEEL (Keel Infrastructure Corp.). The fund's 2x leverage magnifies KEEL's daily stock movements in KEEX.

What factors influenced performance?

The underlying stock's performance was shaped by company-specific developments, financial results, and broader sector dynamics relevant to its business operations. The fund's 2x daily leverage reset means that performance over periods longer than one day will deviate from a simple 2x multiple of the underlying stock's cumulative return, particularly during periods of elevated volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (12/29/2025)
Defiance Daily Target 2X Long KEEL ETF - at NAV	-4.71%
S&P 500® Total Return Index	4.79%

Performance Inception Date	Dec. 29, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 20, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/keex for more recent performance information.
Net Assets	$ 3,811,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 6,491
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$3,811
Number of Holdings	7
Total Advisory Fee	$6,491
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Keel Infrastructure Corp. Swap; Maturity Date: 01/31/2033	7.5
Keel Infrastructure Corp. Swap; Maturity Date: 02/08/2028	7.3
Keel Infrastructure Corp. Swap; Maturity Date: 09/08/2028	6.9
United States Treasury Bills	6.3
Keel Infrastructure Corp. Swap; Maturity Date: 12/28/2028	1.5
First American Government Obligations Fund - Class X, 3.56%	1.5
Keel Infrastructure Corp. Swap; Maturity Date: 04/29/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on Cboe BZX Exchange, Inc. on March 20, 2026, the Fund effected a 1:2 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long LLY ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long LLY ETF
Class Name	Defiance Daily Target 2X Long LLY ETF
Trading Symbol	LLYX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long LLY ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/llyx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LLY ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/llyx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LLY ETF	$67	1.48%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.48%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, LLYX had a NAV total return of -19.45%. LLYX seeks to deliver twice the daily performance of LLY (Eli Lilly and Company). Any fluctuations in LLY's stock price are magnified in LLYX due to its 2x daily leverage.

What factors influenced performance?

Eli Lilly's stock performance was driven by continued momentum in its weight-loss and diabetes drug portfolio, including tirzepatide (Mounjaro/Zepbound). Financial results, pipeline developments, and competitive dynamics within the GLP-1 drug market influenced investor sentiment throughout the fiscal year. Broader healthcare sector trends and macroeconomic conditions also affected LLY's valuation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/7/2024)
Defiance Daily Target 2X Long LLY ETF - at NAV	-19.45%	-6.19%
S&P 500® Total Return Index	31.05%	22.37%

Performance Inception Date	Aug. 07, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/llyx for more recent performance information.
Net Assets	$ 66,670,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 653,222
Investment Company, Portfolio Turnover	28390.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$66,670
Number of Holdings	8
Total Advisory Fee	$653,222
Portfolio Turnover	28,390%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	32.7
First American Government Obligations Fund - Class X, 3.56%	10.6
Eli Lilly & Co. Swap; Maturity Date: 09/08/2028	5.7
Eli Lilly & Co. Swap; Maturity Date: 10/16/2028	4.2
Eli Lilly & Co. Swap; Maturity Date: 10/14/2028	4.1
Eli Lilly & Co. Swap; Maturity Date: 03/31/2033	2.6
Eli Lilly & Co. Swap; Maturity Date: 10/29/2026	2.2
Eli Lilly & Co. Swap; Maturity Date: 10/01/2026	1.6

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long LMND ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long LMND ETF
Class Name	Defiance Daily Target 2X Long LMND ETF
Trading Symbol	LMNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long LMND ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/lmnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LMND ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/lmnx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LMND ETF	$65	1.42%*

The Fund commenced operations October 15, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.42%	[16]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations October 15, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (October 15, 2025) through April 30, 2026, LMNX had a NAV total return of -31.34%. LMNX seeks to deliver twice the daily performance of LMND (Lemonade, Inc.). The fund's 2x daily leverage magnifies both gains and losses relative to LMND's daily stock movements.

What factors influenced performance?

Lemonade's stock performance was shaped by its growth in insurance premiums, loss ratio improvements, and the company's path toward profitability in its AI-driven insurance model. Competitive dynamics in the insurtech space, broader interest rate impacts on insurance pricing, and quarterly financial results relative to investor expectations drove stock volatility amplified through LMNX's leveraged structure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (10/15/25)
Defiance Daily Target 2X Long LMND ETF - at NAV	-31.34%
S&P 500® Total Return Index	8.74%

Performance Inception Date	Oct. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/lmnx for more recent performance information.
Net Assets	$ 5,768,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 32,254
Investment Company, Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$5,768
Number of Holdings	8
Total Advisory Fee	$32,254
Portfolio Turnover	124%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	12.6
First American Government Obligations Fund - Class X, 3.56%	6.1
Lemonade, Inc. Swap; Maturity Date: 10/20/2028	3.0
Lemonade, Inc. Swap; Maturity Date: 09/08/2028	2.9
Lemonade, Inc. Swap; Maturity Date: 01/04/2028	2.8
Lemonade, Inc. Swap; Maturity Date: 03/31/2033	2.7
Lemonade, Inc. Swap; Maturity Date: 03/18/2033	0.0
Lemonade, Inc. Swap; Maturity Date: 01/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long LUNR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long LUNR ETF
Class Name	Defiance Daily Target 2X Long LUNR ETF
Trading Symbol	LUNL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long LUNR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/lunl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LUNR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/lunl
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LUNR ETF	$40	1.34%*

The Fund commenced operations January 12, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	1.34%	[17]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations January 12, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (January 12, 2026) through April 30, 2026, LUNL had a NAV total return of -2.31%. LUNL seeks to deliver twice the daily performance of LUNR (Intuitive Machines, Inc.). The fund's 2x leverage magnifies LUNR's daily stock movements in LUNL.

What factors influenced performance?

Intuitive Machines' stock was driven by NASA contract activity under the Commercial Lunar Payload Services (CLPS) program, mission outcomes, and the company's positioning in lunar logistics and infrastructure. Broader investor sentiment toward commercial space exploration and government spending on lunar programs influenced stock performance. Mission announcements and outcomes drove episodic volatility amplified through LUNL's 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (1/12/2026)
Defiance Daily Target 2X Long LUNR ETF - at NAV	-2.31%
S&P 500® Total Return Index	3.66%

Performance Inception Date	Jan. 12, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/lunl for more recent performance information.
Net Assets	$ 45,524,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 41,819
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$45,524
Number of Holdings	8
Total Advisory Fee	$41,819
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Intuitive Machines, Inc. Swap; Maturity Date: 01/31/2033	6.0
Intuitive Machines, Inc. Swap; Maturity Date: 02/22/2028	4.8
Intuitive Machines, Inc. Swap; Maturity Date: 09/08/2028	4.7
First American Government Obligations Fund - Class X, 3.56%	4.2
Intuitive Machines, Inc. Swap; Maturity Date: 01/12/2029	2.3
United States Treasury Bills	1.7
Intuitive Machines, Inc. Swap; Maturity Date: 03/30/2033	0.0*
Intuitive Machines, Inc. Swap; Maturity Date: 04/29/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

*	Less than 0.05%

Defiance Daily Target 2X Long MP ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long MP ETF
Class Name	Defiance Daily Target 2X Long MP ETF
Trading Symbol	MPL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long MP ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/mpl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MP ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/mpl
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MP ETF	$100	2.68%*

The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.68%	[18]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (October 20, 2025) through April 30, 2026, MPL had a NAV total return of -58.35%. MPL seeks to deliver twice the daily performance of MP (MP Materials Corp.). The fund's 2x daily leverage magnifies both gains and losses relative to MP's daily stock movements.

What factors influenced performance?

MP Materials' stock performance was influenced by rare earth element pricing dynamics, the company's progress expanding its processing and magnet manufacturing capabilities, and the strategic importance of domestic rare earth supply chains for defense and clean energy applications. U.S. government policy supporting critical minerals production and competitive dynamics with international rare earth producers shaped investor sentiment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (10/20/25)
Defiance Daily Target 2X Long MP ETF - at NAV	-58.35%
S&P 500® Total Return Index	7.70%

Performance Inception Date	Oct. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 20, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/mpl for more recent performance information.
Net Assets	$ 5,665,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 46,364
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$5,665
Number of Holdings	7
Total Advisory Fee	$46,364
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	12.3
MP Materials Corp. Swap; Maturity Date: 03/31/2033	9.4
MP Materials Corp. Swap; Maturity Date: 11/01/2028	7.6
MP Materials Corp. Swap; Maturity Date: 10/25/2028	7.4
MP Materials Corp. Swap; Maturity Date: 11/23/2027	7.3
First American Government Obligations Fund - Class X, 3.56%	5.4
MP Materials Corp. Swap; Maturity Date: 03/18/2033	5.4

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on NYSE Arca, Inc. on March 20, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long MRNA ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long MRNA ETF
Class Name	Defiance Daily Target 2X Long MRNA ETF
Trading Symbol	MRNX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long MRNA ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/mrnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MRNA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/mrnx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MRNA ETF	$33	1.34%*

The Fund commenced operations February 3, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.34%	[19]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations February 3, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (February 3, 2026) through April 30, 2026, MRNX had a NAV total return of 3.96%. MRNX seeks to deliver twice the daily performance of MRNA (Moderna, Inc.). The fund's 2x leverage magnifies MRNA's daily stock movements in MRNX.

What factors influenced performance?

Moderna's stock performance was shaped by mRNA vaccine and therapeutic pipeline developments, including respiratory vaccine portfolio updates, oncology program progress, and revenue trends from its COVID-19 vaccine franchise. Competitive dynamics with Pfizer/BioNTech in respiratory vaccines and the broader pharmaceutical pipeline investor sentiment influenced stock movements. Clinical trial results and regulatory updates drove episodic volatility amplified through MRNX's leveraged structure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (2/3/2026)
Defiance Daily Target 2X Long MRNA ETF - at NAV	3.96%
S&P 500® Total Return Index	4.51%

Performance Inception Date	Feb. 03, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/mrnx for more recent performance information.
Net Assets	$ 416,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 3,046
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$416
Number of Holdings	6
Total Advisory Fee	$3,046
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	21.6
Moderna, Inc. Swap; Maturity Date: 03/07/2028	6.4
First American Government Obligations Fund - Class X, 3.56%	4.3
Moderna, Inc. Swap; Maturity Date: 03/31/2033	4.0
Moderna, Inc. Swap; Maturity Date: 02/02/2029	0.3
Moderna, Inc. Swap; Maturity Date: 09/08/2028	0.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long MSTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long MSTR ETF
Class Name	Defiance Daily Target 2X Long MSTR ETF
Trading Symbol	MSTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long MSTR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/mstx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/mstx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MSTR ETF	$70	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%	[20]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, MSTX had a NAV total return of -91.79%. MSTX seeks to deliver twice the daily performance of MSTR (Strategy, Inc., formerly MicroStrategy). The fund's returns are closely tied to Bitcoin's price movements via MSTR's Bitcoin holdings.

What factors influenced performance?

Strategy's continued Bitcoin accumulation, fluctuations in Bitcoin's price, and broader cryptocurrency market sentiment were the primary performance drivers. The company's capital markets activity and regulatory developments in the digital asset space also influenced MSTR's stock. The daily leverage and volatility drag from compounding added meaningful deviation from a simple 2x multiple over the full year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/14/2024)
Defiance Daily Target 2X Long MSTR ETF - at NAV	-91.79%	-58.04%
S&P 500® Total Return Index	31.05%	19.23%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 19, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/mstx for more recent performance information.
Net Assets	$ 377,369,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 8,912,516
Investment Company, Portfolio Turnover	3157.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$377,369
Number of Holdings	9
Total Advisory Fee	$8,912,516
Portfolio Turnover	3,157%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings
(% of Net Assets)
Strategy, Inc. Swap; Maturity Date: 10/05/2026
10.5
Strategy, Inc. Swap; Maturity Date: 11/08/2027
9.4
United States Treasury Bills
8.4
Strategy, Inc. Swap; Maturity Date: 09/22/2028
8.1
Strategy, Inc. Swap; Maturity Date: 03/18/2033
6.2
First American Government Obligations Fund - Class X, 3.56%
6.1
Strategy, Inc. Swap; Maturity Date: 10/01/2026
4.8
Strategy, Inc. Swap; Maturity Date: 01/31/2033
3.4
Dreyfus Government Cash Management - Class Institutional, 3.52%
0.0*

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:10 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long NOK ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long NOK ETF
Class Name	Defiance Daily Target 2X Long NOK ETF
Trading Symbol	LNOK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long NOK ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/lnok. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long NOK ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/lnok
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long NOK ETF	$183	1.30%*

The Fund commenced operations January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.30%	[21]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (January 20, 2026) through April 30, 2026, LNOK had a NAV total return of 259.08%. LNOK seeks to deliver twice the daily performance of NOK (Nokia Corporation). The fund's 2x leverage magnifies NOK's daily stock movements in LNOK.

What factors influenced performance?

Nokia's stock performance was shaped by demand for its network infrastructure equipment, including 5G Radio Access Network (RAN) buildout activity, enterprise private networks, and government broadband initiatives. Competitive dynamics versus Ericsson and Huawei in global telecom equipment markets, quarterly financial results, and strategic restructuring progress influenced investor sentiment. The fund's compounding effects caused returns to deviate from a simple 2x multiple over the holding period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (1/20/2026)
Defiance Daily Target 2X Long NOK ETF - at NAV	259.08%
S&P 500® Total Return Index	6.40%

Performance Inception Date	Jan. 20, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/lnok for more recent performance information.
Net Assets	$ 26,572,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 11,404
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$26,572
Number of Holdings	6
Total Advisory Fee	$11,404
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	11.1
First American Government Obligations Fund - Class X, 3.56%	10.6
Nokia Oyj Swap; Maturity Date: 03/31/2033	9.9
Nokia Oyj Swap; Maturity Date: 02/22/2028	8.2
Nokia Oyj Swap; Maturity Date: 09/08/2028	7.6
Nokia Oyj Swap; Maturity Date: 01/19/2029	6.9

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long NVO ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long NVO ETF
Class Name	Defiance Daily Target 2X Long NVO ETF
Trading Symbol	NVOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long NVO ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/nvox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long NVO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/nvox
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long NVO ETF	$82	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.30%	[22]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, NVOX had a NAV total return of -73.92%. NVOX seeks to deliver twice the daily performance of NVO (Novo Nordisk A/S). The fund's daily leverage reset means performance over multi-day periods will deviate from a simple 2x multiple, particularly in volatile markets.

What factors influenced performance?

Novo Nordisk's stock was influenced by competitive pressures in the GLP-1 weight-loss drug market, pipeline updates for next-generation obesity treatments, and clinical trial outcomes. Leadership transitions, U.S. pricing and regulatory dynamics for obesity drugs, and quarterly financial results affected investor confidence. Volatility drag from daily compounding further amplified these fluctuations on NVOX's returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (12/2/2024)
Defiance Daily Target 2X Long NVO ETF - at NAV	-73.92%	-83.11%
S&P 500® Total Return Index	31.05%	14.71%

Performance Inception Date	Dec. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 08, 2025
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/nvox for more recent performance information.
Net Assets	$ 45,208,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 735,069
Investment Company, Portfolio Turnover	1643.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$45,208
Number of Holdings	9
Total Advisory Fee	$735,069
Portfolio Turnover	1,643%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings
(% of Net Assets)
United States Treasury Bills
18.3
First American Government Obligations Fund - Class X, 3.56%
9.9
Novo Nordisk A/S Swap; Maturity Date: 10/06/2026
9.2
Novo Nordisk A/S Swap; Maturity Date: 03/31/2033
2.6
Novo Nordisk A/S Swap; Maturity Date: 09/28/2028
2.5
Novo Nordisk A/S Swap; Maturity Date: 08/25/2026
2.4
Novo Nordisk A/S Swap; Maturity Date: 01/31/2033
2.3
Novo Nordisk A/S Swap; Maturity Date: 12/31/2026
1.5
Novo Nordisk A/S Swap; Maturity Date: 09/24/2026
-0.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on NYSE Arca, inc. on December 8, 2025, the Fund effected a 1:8 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long OKLO ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long OKLO ETF
Class Name	Defiance Daily Target 2X Long OKLO ETF
Trading Symbol	OKLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long OKLO ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/okll. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long OKLO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/okll
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long OKLO ETF	$97	1.45%*

The Fund commenced operations June 23, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.45%	[23]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations June 23, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (June 23, 2025) through April 30, 2026, OKLL had a NAV total return of -42.78%. OKLL seeks to deliver twice the daily performance of OKLO (Oklo Inc.). Fluctuations in OKLO's stock price are magnified in OKLL due to its leveraged structure.

What factors influenced performance?

Oklo's stock performance was influenced by regulatory progress on its advanced fission reactor applications, partnerships with data center and AI infrastructure customers, and broader investor interest in nuclear energy as a clean power source. Government policy toward advanced nuclear technologies and the competitive landscape in next-generation nuclear power development drove stock volatility amplified through OKLL's 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (6/23/2025)
Defiance Daily Target 2X Long OKLO ETF - at NAV	-42.78%
S&P 500® Total Return Index	20.85%

Performance Inception Date	Jun. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 23, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/okll for more recent performance information.
Net Assets	$ 300,821,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 1,404,461
Investment Company, Portfolio Turnover	55886.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$300,821
Number of Holdings	9
Total Advisory Fee	$1,404,461
Portfolio Turnover	55,886%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	7.6
Oklo, Inc. Swap; Maturity Date: 01/25/2028	7.3
Oklo, Inc. Swap; Maturity Date: 09/23/2026	6.8
Oklo, Inc. Swap; Maturity Date: 03/18/2033	6.8
Oklo, Inc. Swap; Maturity Date: 07/23/2026	5.9
Oklo, Inc. Swap; Maturity Date: 03/31/2033	5.6
Oklo, Inc. Swap; Maturity Date: 01/31/2033	5.5
Oklo, Inc. Swap; Maturity Date: 12/01/2026	4.3
First American Government Obligations Fund - Class X, 3.56%	4.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC on March 23, 2026, the Fund effected a 1:7 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long ONDS ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long ONDS ETF
Class Name	Defiance Daily Target 2X Long ONDS ETF
Trading Symbol	ONDL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long ONDS ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ondl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ONDS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/ondl
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ONDS ETF	$42	1.32%*

The Fund commenced operations December 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.32%	[24]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations December 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (December 29, 2025) through April 30, 2026, ONDL had a NAV total return of -13.30%. ONDL seeks to deliver twice the daily performance of ONDS (Ondas Holdings, Inc.). The fund's 2x leverage magnifies ONDS's daily stock movements in ONDL.

What factors influenced performance?

Ondas Holdings' stock performance was driven by contract awards and deployment progress for its autonomous drone and industrial automation platforms, including its American Robotics and Ondas Networks subsidiaries. Defense and critical infrastructure sector demand for autonomous systems, partnership announcements, and quarterly revenue trends relative to expectations drove stock volatility amplified through ONDL's 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (12/29/2025)
Defiance Daily Target 2X Long ONDS ETF - at NAV	-13.30%
S&P 500® Total Return Index	4.79%

Performance Inception Date	Dec. 29, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/ondl for more recent performance information.
Net Assets	$ 51,846,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 192,168
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$51,846
Number of Holdings	8
Total Advisory Fee	$192,168
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	5.0
Ondas Holdings, Inc. Swap; Maturity Date: 09/08/2028	4.7
First American Government Obligations Fund - Class X, 3.56%	4.2
Ondas Holdings, Inc. Swap; Maturity Date: 01/31/2033	3.2
Ondas Holdings, Inc. Swap; Maturity Date: 02/08/2028	2.0
Ondas Holdings, Inc. Swap; Maturity Date: 12/28/2028	0.8
Ondas Holdings, Inc. Swap; Maturity Date: 03/30/2033	0.5
Ondas Holdings, Inc. Swap; Maturity Date: 04/14/2031	0.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long ORCL ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long ORCL ETF
Class Name	Defiance Daily Target 2X Long ORCL ETF
Trading Symbol	ORCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long ORCL ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/orcx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ORCL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/orcx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ORCL ETF	$60	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.30%	[25]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, ORCX had a NAV total return of -15.43%. ORCX seeks to deliver twice the daily performance of ORCL (Oracle Corporation). Fluctuations in Oracle's stock price are magnified in ORCX due to its leveraged structure.

What factors influenced performance?

Oracle's performance was driven by its cloud infrastructure growth, AI-related data center investments, and expansion of multi-cloud partnerships. The company's cloud revenue trajectory and involvement in government and enterprise AI workloads influenced investor sentiment. Broader cloud computing sector dynamics and interest rate sensitivity of tech valuations added to stock volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (2/6/2025)
Defiance Daily Target 2X Long ORCL ETF - at NAV	-15.43%	-41.47%
S&P 500® Total Return Index	31.05%	16.30%

Performance Inception Date	Feb. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 20, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/orcx for more recent performance information.
Net Assets	$ 287,872,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 2,020,937
Investment Company, Portfolio Turnover	1829.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$287,872
Number of Holdings	9
Total Advisory Fee	$2,020,937
Portfolio Turnover	1,829%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	33.1
Oracle Corp. Swap; Maturity Date: 01/23/2029	6.0
First American Government Obligations Fund - Class X, 3.56%	4.5
Oracle Corp. Swap; Maturity Date: 01/04/2028	3.8
Oracle Corp. Swap; Maturity Date: 09/08/2028	3.4
Oracle Corp. Swap; Maturity Date: 02/02/2029	2.7
Oracle Corp. Swap; Maturity Date: 02/01/2027	2.6
Oracle Corp. Swap; Maturity Date: 03/31/2033	2.2
Oracle Corp. Swap; Maturity Date: 10/01/2026	1.7

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC. on March 20, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long PL ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long PL ETF
Class Name	Defiance Daily Target 2X Long PL ETF
Trading Symbol	PLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long PL ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/plu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long PL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/plu
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long PL ETF	$66	1.42%*

The Fund commenced operations January 6, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.42%	[26]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations January 6, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (January 6, 2026) through April 30, 2026, PLU had a NAV total return of 96.85%. PLU seeks to deliver twice the daily performance of PL (Planet Labs PBC). The fund's 2x leverage magnifies PL's daily stock movements in PLU.

What factors influenced performance?

Planet Labs' stock performance was influenced by growth in its satellite imagery subscription business, government and defense contract activity, and the competitive landscape in Earth observation data services. Quarterly revenue growth, customer retention metrics, and the company's path toward profitability drove investor sentiment. Broader interest in geospatial intelligence and satellite data applications contributed to stock movements amplified through PLU's 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (1/6/2026)
Defiance Daily Target 2X Long PL ETF - at NAV	96.85%
S&P 500® Total Return Index	4.16%

Performance Inception Date	Jan. 06, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/plu for more recent performance information.
Net Assets	$ 31,469,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 28,579
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$31,469
Number of Holdings	8
Total Advisory Fee	$28,579
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Planet Labs PBC Swap; Maturity Date: 09/08/2028	5.5
Planet Labs PBC Swap; Maturity Date: 02/22/2028	5.3
Planet Labs PBC Swap; Maturity Date: 01/05/2029	5.1
First American Government Obligations Fund - Class X, 3.56%	4.0
Planet Labs PBC Swap; Maturity Date: 01/31/2033	2.7
United States Treasury Bills	2.6
Planet Labs PBC Swap; Maturity Date: 03/30/2033	0.2
Planet Labs PBC Swap; Maturity Date: 04/29/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long POET ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long POET ETF
Class Name	Defiance Daily Target 2X Long POET ETF
Trading Symbol	POEL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long POET ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/poel. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long POET ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/poel
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long POET ETF	$0	0.00%*

The Fund commenced operations April 30, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[27]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations April 30, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

With inception on April 30, 2026, POEL had a NAV total return of 0.00%. POEL seeks to deliver twice the daily performance of POET (POET Technologies Inc.). Any fluctuations in POET's stock price are magnified in POEL due to its 2x daily leverage.

What factors influenced performance?

Due to the Fund’s launch late in the reporting period, there was minimal operating activity to analyze for the Defiance Daily Target 2X Long POET ETF. As a result, performance and portfolio activity for the period were limited and may not be representative of the Fund’s ongoing investment strategy or future results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (4/30/2026)
Defiance Daily Target 2X Long POET ETF - at NAV	0.00%
S&P 500® Total Return Index	1.03%

Performance Inception Date	Apr. 30, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/poel for more recent performance information.
Net Assets	$ 1,000,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$1,000
Number of Holdings	3
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
POET Technologies, Inc. Swap; Maturity Date: 05/01/2033	0.0
POET Technologies, Inc. Swap; Maturity Date: 07/10/2028	0.0
POET Technologies, Inc. Swap; Maturity Date: 11/30/2028	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long QS ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long QS ETF
Class Name	Defiance Daily Target 2X Long QS ETF
Trading Symbol	QSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long QS ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qsu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long QS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/qsu
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long QS ETF	$39	1.32%*

The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.32%	[28]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (October 20, 2025) through April 30, 2026, QSU had a NAV total return of -87.59%. QSU seeks to deliver twice the daily performance of QS (QuantumScape Corporation). The fund's 2x leverage magnifies QS's daily stock movements, which can be highly volatile given the early-stage nature of the underlying company.

What factors influenced performance?

QuantumScape's stock was driven by progress in its solid-state battery technology development, manufacturing scale-up milestones, and partnerships with automotive OEMs. Investor sentiment toward electric vehicle battery technology and the competitive landscape for next-generation energy storage solutions influenced stock performance. Quarterly updates on technical and commercial milestones relative to expectations drove episodic volatility amplified through QSU's leveraged structure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (10/20/2025)
Defiance Daily Target 2X Long QS ETF - at NAV	-87.59%
S&P 500® Total Return Index	7.70%

Performance Inception Date	Oct. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 20, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/qsu for more recent performance information.
Net Assets	$ 16,477,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 95,087
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$16,477
Number of Holdings	9
Total Advisory Fee	$95,087
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	19.2
First American Government Obligations Fund - Class X, 3.56%	7.8
QuantumScape Corp. Swap; Maturity Date: 11/01/2028	5.2
QuantumScape Corp. Swap; Maturity Date: 01/04/2028	4.1
QuantumScape Corp. Swap; Maturity Date: 03/18/2033	1.7
QuantumScape Corp. Swap; Maturity Date: 03/31/2033	1.6
QuantumScape Corp. Swap; Maturity Date: 10/19/2028	1.1
QuantumScape Corp. Swap; Maturity Date: 04/14/2031	0.8
QuantumScape Corp. Swap; Maturity Date: 01/31/2033	0.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on NYSE Arca, Inc. on March 20, 2026, the Fund effected a 1:6 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long RKT ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long RKT ETF
Class Name	Defiance Daily Target 2X Long RKT ETF
Trading Symbol	RKTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long RKT ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/rktl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RKT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/rkt
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RKT ETF	$29	1.44%*

The Fund commenced operations January 12, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	1.44%	[29]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations January 12, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (January 12, 2026) through April 30, 2026, RKTL had a NAV total return of -67.44%. RKTL seeks to deliver twice the daily performance of RKT (Rocket Companies, Inc.). The fund's 2x leverage magnifies RKT's daily stock movements in RKTL.

What factors influenced performance?

Rocket Companies' stock performance was shaped by the mortgage origination environment, particularly sensitivity to interest rate movements that drive refinancing and purchase mortgage volumes. The Federal Reserve's rate trajectory, housing market activity, and the company's market share in digital mortgage origination influenced investor sentiment. Quarterly origination volumes and margin trends relative to expectations drove stock volatility amplified through RKTL's leveraged structure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (1/12/2026)
Defiance Daily Target 2X Long RKT ETF - at NAV	-67.44%
S&P 500® Total Return Index	3.66%

Performance Inception Date	Jan. 12, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 20, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/rktl for more recent performance information.
Net Assets	$ 1,693,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 7,593
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$1,693
Number of Holdings	7
Total Advisory Fee	$7,593
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	19.5
First American Government Obligations Fund - Class X, 3.56%	3.4
Rocket Cos., Inc. Swap; Maturity Date: 03/31/2033	3.1
Rocket Cos., Inc. Swap; Maturity Date: 09/08/2028	1.3
Rocket Cos., Inc. Swap; Maturity Date: 01/12/2029	1.1
Rocket Cos., Inc. Swap; Maturity Date: 02/22/2028	1.0
Rocket Cos., Inc. Swap; Maturity Date: 01/31/2033	0.3

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on Cboe BZX Exchange, Inc. on March 20, 2026, the Fund effected a 1:2 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long SMCI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long SMCI ETF
Class Name	Defiance Daily Target 2X Long SMCI ETF
Trading Symbol	SMCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long SMCI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/smcx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/smcx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SMCI ETF	$82	1.31%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, SMCX had a NAV total return of -75.48%. SMCX seeks to deliver twice the daily performance of SMCI (Super Micro Computer, Inc.). The fund utilizes derivatives, including swap agreements to achieve its 2x leverage.

What factors influenced performance?

Super Micro Computer's stock was shaped by ongoing scrutiny of its accounting practices and corporate governance, competitive dynamics in the AI server market, and fluctuating demand for high-performance computing infrastructure. The resolution of its SEC filing delays and analyst sentiment toward the broader AI infrastructure buildout also influenced SMCI's stock, amplified through the fund's leveraged structure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/21/2024)
Defiance Daily Target 2X Long SMCI ETF - at NAV	-75.48%	-91.65%
S&P 500® Total Return Index	31.05%	17.33%

Performance Inception Date	Aug. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 19, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/smcx for more recent performance information.
Net Assets	$ 100,973,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 2,952,779
Investment Company, Portfolio Turnover	8386.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$100,973
Number of Holdings	11
Total Advisory Fee	$2,952,779
Portfolio Turnover	8,386%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.56%	9.2
United States Treasury Bills	8.9
Super Micro Computer, Inc. Swap: Maturity Date: 03/18/2033	6.7
Super Micro Computer, Inc. Swap: Maturity Date: 10/06/2028	4.2
Super Micro Computer, Inc. Swap: Maturity Date: 12/14/2027	3.7
Super Micro Computer, Inc. Swap: Maturity Date: 09/08/2028	3.3
Super Micro Computer, Inc. Swap: Maturity Date: 01/31/2033	2.0
Super Micro Computer, Inc. Swap: Maturity Date: 09/18/2028	1.9
Super Micro Computer, Inc. Swap: Maturity Date: 10/01/2026	1.2
Super Micro Computer, Inc. Swap: Maturity Date: 03/31/2033	1.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:2 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long SOFI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long SOFI ETF
Class Name	Defiance Daily Target 2X Long SOFI ETF
Trading Symbol	SOFX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long SOFI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/sofx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOFI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/sofx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOFI ETF	$131	1.32%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, SOFX had a NAV total return of -1.36%. SOFX seeks to deliver twice the daily performance of SOFI (SoFi Technologies, Inc.). Any fluctuations in SOFI's stock price are magnified in SOFX through its 2x daily leverage.

What factors influenced performance?

SoFi's performance was shaped by the interest rate environment affecting its lending and banking segments, growth in its financial services and technology platform businesses, and management's forward guidance. Macroeconomic factors including Federal Reserve policy, consumer credit trends, and fintech sector sentiment drove stock volatility. SOFX's compounding effects over the holding period added additional deviation from the expected 2x multiple.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (1/15/2025)
Defiance Daily Target 2X Long SOFI ETF - at NAV	-1.36%	-41.23%
S&P 500® Total Return Index	31.05%	17.52%

Performance Inception Date	Jan. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/sofx for more recent performance information.
Net Assets	$ 59,828,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 810,269
Investment Company, Portfolio Turnover	72985.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$59,828
Number of Holdings	10
Total Advisory Fee	$810,269
Portfolio Turnover	72,985%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	22.2
First American Government Obligations Fund - Class X, 3.56%	5.9
SoFi Technologies, Inc. Swap; Maturity Date: 04/14/2031	1.0
SoFi Technologies, Inc. Swap; Maturity Date: 02/02/2029	0.9
SoFi Technologies, Inc. Swap; Maturity Date: 09/08/2028	0.9
SoFi Technologies, Inc. Swap; Maturity Date: 03/31/2033	0.8
SoFi Technologies, Inc. Swap; Maturity Date: 10/01/2026	0.7
SoFi Technologies, Inc. Swap; Maturity Date: 01/31/2033	0.6
SoFi Technologies, Inc. Swap; Maturity Date: 03/18/2033	0.5
SoFi Technologies, Inc. Swap; Maturity Date: 03/07/2028	0.4

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Long SOUN ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long SOUN ETF
Class Name	Defiance Daily Target 2X Long SOUN ETF
Trading Symbol	SOUX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long SOUN ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/soux. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOUN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/soux
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOUN ETF	$73	1.31%*

The Fund commenced operations June 23, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.31%	[30]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations June 23, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (June 23, 2025) through April 30, 2026, SOUX had a NAV total return of -69.14%. SOUX seeks to deliver twice the daily performance of SOUN (SoundHound AI, Inc.). The fund's 2x daily leverage magnifies both gains and losses relative to SOUN's daily stock movements.

What factors influenced performance?

SoundHound AI's stock was driven by growth in its voice AI platform deployments across automotive, restaurant, and enterprise segments, revenue growth trends, and investor sentiment toward AI-powered software businesses. New customer announcements, quarterly financial results relative to expectations, and the broader AI sector landscape contributed to stock volatility amplified through SOUX's leveraged structure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (6/23/2025)
Defiance Daily Target 2X Long SOUN ETF - at NAV	-69.19%
S&P 500® Total Return Index	20.85%

Performance Inception Date	Jun. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 19, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/soux for more recent performance information.
Net Assets	$ 16,976,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 213,895
Investment Company, Portfolio Turnover	40021.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$16,976
Number of Holdings	10
Total Advisory Fee	$213,895
Portfolio Turnover	40,021%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	17.9
First American Government Obligations Fund - Class X, 3.56%	8.1
Soundhound AI, Inc. Swap; Maturity Date: 02/01/2027	4.4
Soundhound AI, Inc. Swap; Maturity Date: 01/31/2033	4.0
Soundhound AI, Inc. Swap; Maturity Date: 07/23/2026	3.8
Soundhound AI, Inc. Swap; Maturity Date: 09/08/2028	3.7
Soundhound AI, Inc. Swap; Maturity Date: 03/14/2028	3.0
Soundhound AI, Inc. Swap; Maturity Date: 03/31/2033	2.9
Soundhound AI, Inc. Swap; Maturity Date: 03/18/2033	2.4
Soundhound AI, Inc. Swap; Maturity Date: 04/14/2031	-0.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:4 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long VST ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long VST ETF
Class Name	Defiance Daily Target 2X Long VST ETF
Trading Symbol	VSTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long VST ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/vstl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long VST ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/vstl
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long VST ETF	$76	1.29%*

The Fund commenced operations July 21, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.29%	[31]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations July 21, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (July 21, 2025) through April 30, 2026, VSTL had a NAV total return of -49.15%. VSTL seeks to deliver twice the daily performance of VST (Vistra Corp.). Fluctuations in VST's stock price are magnified in VSTL through its 2x daily leverage.

What factors influenced performance?

Vistra's performance was driven by power demand growth from data centers and AI infrastructure, natural gas and power pricing dynamics, and the company's nuclear power generation assets. Energy market conditions, regulatory developments in electricity markets, and Vistra's capacity payments and hedging strategies influenced investor sentiment. The fund's compounding effects over the holding period caused returns to deviate from a simple 2x multiple.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (7/21/2025)
Defiance Daily Target 2X Long VST ETF - at NAV	-49.15%
S&P 500® Total Return Index	15.39%

Performance Inception Date	Jul. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 19, 2026
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/vstl for more recent performance information.
Net Assets	$ 7,017,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 57,417
Investment Company, Portfolio Turnover	1600.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$7,017
Number of Holdings	9
Total Advisory Fee	$57,417
Portfolio Turnover	1,600%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	21.9
First American Government Obligations Fund - Class X, 3.56%	8.5
Vistra Corp. Swap; Maturity Date: 01/23/2029	4.3
Vistra Corp. Swap; Maturity Date: 03/31/2033	2.8
Vistra Corp. Swap; Maturity Date: 02/01/2027	1.7
Vistra Corp. Swap; Maturity Date: 10/01/2026	-1.6
Vistra Corp. Swap; Maturity Date: 01/11/2028	1.0
Vistra Corp. Swap; Maturity Date: 09/08/2028	0.7
Vistra Corp. Swap; Maturity Date: 03/18/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Fund Changes After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.
Defiance Daily Target 2X Long ZETA ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long ZETA ETF
Class Name	Defiance Daily Target 2X Long ZETA ETF
Trading Symbol	ZETX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Long ZETA ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/zetx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ZETA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/zetx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ZETA ETF	$30	1.31%*

The Fund commenced operations February 3, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	1.31%	[32]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations February 3, 2026. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (February 3, 2026) through April 30, 2026, ZETX had a NAV total return of -8.46%. ZETX seeks to deliver twice the daily performance of ZETA (Zeta Global Holdings Corp.). The fund's 2x leverage magnifies ZETA's daily stock movements in ZETX.

What factors influenced performance?

Zeta Global's stock performance was shaped by growth in its AI-powered marketing technology platform, customer acquisition trends, and revenue performance relative to expectations. Broader digital advertising market conditions, competitive dynamics in marketing automation, and the company's enterprise customer expansion drove investor sentiment. Quarterly financial results and guidance updates drove stock volatility amplified through ZETX's 2x leverage.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (2/3/2026)
Defiance Daily Target 2X Long ZETA ETF - at NAV	-8.46%
S&P 500® Total Return Index	4.51%

Performance Inception Date	Feb. 03, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/zetx for more recent performance information.
Net Assets	$ 3,845,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 4,757
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$3,845
Number of Holdings	7
Total Advisory Fee	$4,757
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	4.7
First American Government Obligations Fund - Class X, 3.56%	3.5
Zeta Global Holdings Corp. Swap; Maturity Date: 03/07/2028	3.0
Zeta Global Holdings Corp. Swap; Maturity Date: 09/08/2028	2.9
Zeta Global Holdings Corp. Swap; Maturity Date: 02/02/2029	2.7
Zeta Global Holdings Corp. Swap; Maturity Date: 03/31/2033	2.3
Zeta Global Holdings Corp. Swap; Maturity Date: 01/31/2033	0.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Short AMD ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short AMD ETF
Class Name	Defiance Daily Target 2X Short AMD ETF
Trading Symbol	DAMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Short AMD ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/damd. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short AMD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/damd
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short AMD ETF	$38	1.29%*

The Fund commenced operations November 13, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.29%	[33]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations November 13, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

From inception (November 13, 2025) through April 30, 2026, DAMD had a NAV total return of -71.25%. DAMD seeks to deliver twice the daily inverse performance of AMD (Advanced Micro Devices, Inc.). As an inverse leveraged fund, it experiences losses when AMD's stock rises.

What factors influenced performance?

AMD's stock performance was shaped by competitive dynamics in the CPU and GPU markets against Intel and NVIDIA, adoption of its AI accelerator chips (Instinct MI series) by cloud and enterprise customers, and quarterly financial results. The broader semiconductor sector cycle, hyperscaler AI capex spending, and AMD's market share in data center GPUs influenced investor sentiment. These factors created headwinds for DAMD during periods of AMD stock appreciation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period ended April 30, 2026	Since Inception (11/13/2025)
Defiance Daily Target 2X Short AMD ETF - at NAV	-71.25%
S&P 500® Total Return Index	7.60%

Performance Inception Date	Nov. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/damd for more recent performance information.
Net Assets	$ 27,029,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 25,186
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$27,029
Number of Holdings	6
Total Advisory Fee	$25,186
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	16.5
First American Government Obligations Fund - Class X, 3.56%	3.3
Advanced Micro Devices Inc. Swap; Maturity Date: 11/13/2028	-1.0
Advanced Micro Devices Inc. Swap; Maturity Date: 01/11/2028	-0.8
Advanced Micro Devices Inc. Swap; Maturity Date: 11/01/2028	-0.8
Advanced Micro Devices Inc. Swap; Maturity Date: 03/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Defiance Daily Target 2X Short MSTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short MSTR ETF
Class Name	Defiance Daily Target 2X Short MSTR ETF
Trading Symbol	SMST
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Short MSTR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/smst. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/smst
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short MSTR ETF	$141	1.37%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%	[34]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, SMST had a NAV total return of 6.30%. SMST seeks to deliver twice the daily inverse performance of MSTR. As an inverse leveraged fund, it experiences losses when MSTR's stock rises and gains when it falls.

What factors influenced performance?

MSTR's strong correlation with Bitcoin prices was the primary driver of SMST's performance. Periods of Bitcoin appreciation contributed to losses for SMST due to its inverse exposure. Daily rebalancing and volatility drag caused the fund's returns to deviate from the expected -2x multiple over longer holding periods, a structural characteristic of leveraged inverse products.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/20/2024)
Defiance Daily Target 2X Short MSTR ETF - at NAV	6.30%	-91.29%
S&P 500® Total Return Index	31.05%	17.59%

Performance Inception Date	Aug. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/smst for more recent performance information.
Net Assets	$ 28,949,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 435,011
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$28,949
Number of Holdings	7
Total Advisory Fee	$435,011
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	21.3
Strategy, Inc. Swap; Maturity Date: 12/01/2027	3.0
Strategy, Inc. Swap; Maturity Date: 09/24/2026	2.7
First American Government Obligations Fund - Class X, 3.56%	1.2
Strategy, Inc. Swap; Maturity Date: 09/08/2028	0.6
Strategy, Inc. Swap; Maturity Date: 03/18/2033	0.4
Strategy, Inc. Swap; Maturity Date: 01/25/2028	0.0

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Defiance Daily Target 2X Short SMCI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short SMCI ETF
Class Name	Defiance Daily Target 2X Short SMCI ETF
Trading Symbol	SMCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Daily Target 2X Short SMCI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/smcz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/smcz
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short SMCI ETF	$93	1.54%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.54%	[35]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, SMCZ had a NAV total return of -79.72%. SMCZ seeks to deliver twice the daily inverse performance of SMCI (Super Micro Computer, Inc.). As an inverse leveraged fund, it gains when SMCI declines and loses when SMCI rises.

What factors influenced performance?

SMCI's stock volatility—driven by accounting-related uncertainties, AI server market dynamics, and corporate governance concerns—directly influenced SMCZ's performance. The daily rebalancing mechanism and compounding effects caused SMCZ's returns to diverge from the expected -2x multiple over longer holding periods. Periods where SMCI recovered from prior declines were particularly impactful given the asymmetric nature of leveraged inverse exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/31/2025)
Defiance Daily Target 2X Short SMCI ETF - at NAV	-79.72%	-80.22%
S&P 500® Total Return Index	31.05%	27.58%

Performance Inception Date	Mar. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 08, 2025
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/smcz for more recent performance information.
Net Assets	$ 2,881,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 115,622
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026 )
Fund Size (Thousands)	$2,881
Number of Holdings	7
Total Advisory Fee	$115,622
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	39.1
First American Government Obligations Fund - Class X, 3.56%	8.7
Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026	8.4
Super Micro Computer, Inc. Swap; Maturity Date: 03/31/2033	2.7
Super Micro Computer, Inc. Swap; Maturity Date: 03/18/2033	2.0
Super Micro Computer, Inc. Swap; Maturity Date: 01/25/2028	1.5
Super Micro Computer, Inc. Swap; Maturity Date: 09/24/2026	1.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Material Fund Changes Effective December 8, 2025, the Fund executed a 1:8 reverse stock split on its issued and outstanding shares.

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